UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
  This Amendment (Check only one):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Progeny 3, Inc.
Address:  601 Union Street, Suite 1450
          Seattle, WA 98101

Form 13F File Number: 028-14788

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eric Shapow
Title:  Chief Financial Officer
Phone:  206.654.3619

Signature, Place, and Date of Signing:

/s/ Eric Shapow             Seattle, Washington      August 13, 2012
----------------------      -------------------      ---------------
[Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $184,203 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
Column 1                    Column 2     Column 3    Column 4   Column 5                  Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE    SHRS/PRN       SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)     AMT         PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

AES CORP                    COM          00130H105        973       75,810    SH         SOLE                      973
AGILENT TECHNOLOGIES INC    COM          00846U101        358        9,100    SH         SOLE                    9,100
ANALOG DEVICES INC          COM          032654105      1,211       32,160    SH         SOLE                   32,160
ATMEL CORP                  COM          049513104        530       79,040    SH         SOLE                   79,040
AVON PRODS INC              COM          054303102      1,938      119,550    SH         SOLE                  119,550
BANK OF AMERICA             7.25%CNV
CORPORATION                 PFD L        060505682        268          275    SH         SOLE                      275
CATERPILLAR INC DEL         COM          149123101        301        3,550    SH         SOLE                    3,550
CHEVRON CORP NEW            COM          166764100      1,981       18,780    SH         SOLE                   18,780
COCA COLA CO                COM          191216100      1,693       21,510    SH         SOLE                   21,510
DIAMOND OFFSHORE
DRILLING IN                 COM          25271C102      2,574       43,530    SH         SOLE                   43,530
FLOWSERVE CORP              COM          34354P105        911        7,910    SH         SOLE                    7,910
HEINZ H J CO                COM          423074103      2,153       39,220    SH         SOLE                   39,220
INTEL CORP                  COM          458140100      1,852       69,480    SH         SOLE                   69,480
INTERNATIONAL FLAVORS&
FRAGRA                      COM          459506101      1,051       19,080    SH         SOLE                   19,080
KBR INC                     COM          48242W106      2,089       84,360    SH         SOLE                   84,360
KLA-TENCOR CORP             COM          482480100      1,211       24,590    SH         SOLE                   24,590
LAM RESEARCH CORP           COM          512807108      2,141       56,730    SH         SOLE                   56,730
LAS VEGAS SANDS CORP        COM          517834107        343        7,880    SH         SOLE                    7,880
MAXIM INTEGRATED PRODS INC  COM          57772K101      1,572       61,310    SH         SOLE                   61,310
MCDONALDS CORP              COM          580135101        173        1,950    SH         SOLE                    1,950
MICRON TECHNOLOGY INC       COM          595112103      2,383      377,670    SH         SOLE                  377,670
PFIZER INC                  COM          717081103      1,662       72,280    SH         SOLE                   72,280
QUALCOMM INC                COM          747525103      2,200       39,520    SH         SOLE                   39,520
SANDISK CORP                COM          80004C101      2,001       54,860    SH         SOLE                   54,860
SCHLUMBERGER LTD            COM          806857108        251        3,850    SH         SOLE                    3,850
SOUTHERN COPPER CORP DEL    COM          84265V105      1,511       47,947    SH         SOLE                   47,947
TRANSOCEAN INC              NOTE
                            1.500%12/1   893830AW9        995          667    SH         SOLE                      667
TRW AUTOMOTIVE HLDGS CORP   COM          87264S106      2,087       56,770    SH         SOLE                   56,770
WESTERN DIGITAL CORP        COM          958102105      2,192       71,920    SH         SOLE                   71,920
WESTERN UN CO               COM          959802109        595       35,310    SH         SOLE                   35,310
WYNN RESORTS LTD            COM          983134107        957        9,230    SH         SOLE                    9,230
YUM BRANDS INC              COM          988498101         98        1,520    SH         SOLE                    1,520
PROSHARES TR                PSHS SHRT
                            S&P500       74347R503     30,096      825,000    SH         SOLE                  825,000
VANGUARD INTL EQUITY        MSCI EMR
INDEX F                     MKT ETF      922042858     85,190    2,132,424    SH         SOLE                2,132,424
ISHARES TR                  HIGH YLD
                            CORP         464288513     16,009      175,500    SH         SOLE                  175,500
SPDR SERIES TRUST           BRCLYS YLD
                            ETF          78464A417     10,654      270,000    SH         SOLE                  270,000

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